Noncontrolling Interests (Effect on MUFG's Shareholders' Equity from Changes in Ownership of Subsidiaries) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Noncontrolling Interest [Abstract]
Net income attributable to Mitsubishi UFJ Financial Group	¥ 381,307	¥ 838,296
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	(896)	537
Net transfers from (to) the noncontrolling interest shareholders	(896)	537
Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥ 380,411	¥ 838,833